SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Assets
Operating lease, right-of-use asset, net	$ 878	$ 1,199	$ 8
Total right-of-use asset		1,199	8
Current:
Operating lease liabilities		$ 1,209	$ 2
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities	Lease liabilities
Operating lease liabilities current		$ 1,209	$ 2
Non-current:
Operating lease liabilities		$ 12	$ 5
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, non-current	Lease liabilities, non-current	Lease liabilities, non-current
Operating lease liabilities non-current		$ 12	$ 5
Total operating lease liabilities		$ 1,221	$ 7
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	OperatingAndFinanceLeaseLiability	OperatingAndFinanceLeaseLiability	OperatingAndFinanceLeaseLiability